WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

The Company’s outstanding and exercisable warrants as of September 30, 2022, are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life In Years
Warrants outstanding as of December 31, 2021	44,535	$0.32	0.95	$208,078
Warrants granted	-	-	-	-
Warrants forfeited, expired, cancelled	(3,027)	3.90	-	-
Warrants exercised	(14,584)	0.06	-	-
Warrants outstanding as of September 30, 2022	26,924	$0.06	0.75	$28,809
Warrants exercisable as of September 30, 2022	26,924	$0.06	0.75	$28,809

The Company’s outstanding and exercisable warrants as of December 31, 2021 and 2020 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of December 31, 2019	524,480	$0.42	2.39	$3,273,897
Warrants granted	5,000	$0.06	5.00	-
Warrants forfeited	(33,336)	$2.30	-	-
Warrants exercised	(413,393)	$0.09	-	-

Warrants Outstanding as of December 31, 2020	82,751	$1.33	2.73	$352,951
Warrants granted	5,000	$3.00	1.48	-
Warrants forfeited	(38,216)	$2.51	-	-
Warrants exercised	(5,000)	$3.00	-	-

Warrants Outstanding as of December 31, 2021	44,535	$0.32	0.95	$208,078
Warrants Exercisable as of December 31, 2021	44,535	$0.32	0.95	$208,078

SUMMARY OF ASSUMPTIONS USED TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED

The following table summarizes the assumptions used to estimate the fair value of the warrants granted during the years ended December 31, 2021 and 2020.

	2021	2020
Expected dividend yield	0%	0%
Weighted-average expected volatility	217%	217%
Weighted-average risk-free interest rate	2.75%	2.75%
Expected life of warrants	5 years	5 years